Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	¥ 230,884	¥ 107,836
Less than 12 months Gross unrealized losses	(816)	(382)
12 months or more Fair value	30,722	59,014
12 months or more Gross unrealized losses	(1,650)	(3,986)
Total Fair value	261,606	166,850
Total Gross unrealized losses	(2,466)	(4,368)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	140,133	85,842
Less than 12 months Gross unrealized losses	(10)	(21)
12 months or more Fair value	14,977	0
12 months or more Gross unrealized losses	(8)	0
Total Fair value	155,110	85,842
Total Gross unrealized losses	(18)	(21)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	31,407	10,118
Less than 12 months Gross unrealized losses	(143)	0
12 months or more Fair value	0	0
12 months or more Gross unrealized losses	0	0
Total Fair value	31,407	10,118
Total Gross unrealized losses	(143)	0
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	27,496	4,490
Less than 12 months Gross unrealized losses	(31)	(69)
12 months or more Fair value	10,968	16,329
12 months or more Gross unrealized losses	(524)	(878)
Total Fair value	38,464	20,819
Total Gross unrealized losses	(555)	(947)
Specified bonds issued by SPEs in Japan
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0	3,929
Less than 12 months Gross unrealized losses	0	(106)
12 months or more Fair value	2,138	34,226
12 months or more Gross unrealized losses	(148)	(925)
Total Fair value	2,138	38,155
Total Gross unrealized losses	(148)	(1,031)
CMBS and RMBS in the U.S., and other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	15,891	2,142
Less than 12 months Gross unrealized losses	(91)	(44)
12 months or more Fair value	2,540	8,141
12 months or more Gross unrealized losses	(950)	(2,164)
Total Fair value	18,431	10,283
Total Gross unrealized losses	(1,041)	(2,208)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	15,957	1,315
Less than 12 months Gross unrealized losses	(541)	(142)
12 months or more Fair value	99	318
12 months or more Gross unrealized losses	(20)	(19)
Total Fair value	16,056	1,633
Total Gross unrealized losses	¥ (561)	¥ (161)